NOTE 9 - RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Proceeds from Related Party Debt	$ 19,709		$ 81,162	$ 297,006
Payments for Loans	3,322	2,558	10,792	10,294
Payments for Loans	(3,322)	(2,558)	(10,792)	(10,294)
[custom:PreferredBSharesConvertedToCommonSharesValue]		(6,000)	(6,000)
Founder Loan [Member]
Short-Term Debt [Line Items]
Principal Amount Outstanding of Loans Held-in-portfolio	415,895		428,177	500,915
Proceeds from Related Party Debt	0	0
Payments for Loans	0	66,000	66,000	18,040
Debt Instrument, Face Amount	428,177		500,915	518,955
Payments for Loans	0	(66,000)	(66,000)	(18,040)
[custom:PreferredBSharesConvertedToCommonSharesValue]		6,000	$ 6,000
Founder Loan [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesShares]			2,650
[custom:PreferredBSharesConvertedToCommonSharesValue]			$ 6,000
Founder Loan [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesValue]			60,000
Shareholder Loans [Member]
Short-Term Debt [Line Items]
Proceeds from Related Party Debt	19,709	0	81,162
Payments for Loans	(52,556)	(225,060)	(303,068)	0
Debt Instrument, Face Amount	45,987		81,162	297,006
Payments for Loans	$ 52,556	$ 225,060	303,068	0
Shareholder Loans Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			81,162
Shareholder Loan One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 245,234	245,234
Debt Instrument, Maturity Date			Jan. 31, 2021
Shareholder Loan Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 51,772	$ 51,772
Debt Instrument, Maturity Date			Dec. 31, 2020
Debt Instrument, Interest Rate, Effective Percentage			20.00%